Portfolio of Investments
Columbia Small Cap Growth Fund (formerly Columbia Small Cap Growth Fund I), May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.2%
Issuer	Shares	Value ($)
Communication Services 2.7%
Entertainment 0.9%
Skillz, Inc.(a)	1,762,529	29,945,368
Interactive Media & Services 1.8%
EverQuote, Inc., Class A(a),(b)	1,281,754	40,413,703
fuboTV, Inc.(a)	718,097	17,047,623
Total		57,461,326
Total Communication Services		87,406,694
Consumer Discretionary 13.7%
Diversified Consumer Services 0.4%
Vivint Smart Home, Inc.(a)	1,007,784	14,018,275
Hotels, Restaurants & Leisure 7.8%
Caesars Entertainment, Inc.(a)	629,026	67,588,844
GAN Ltd.(a)	1,105,298	19,121,655
Papa John’s International, Inc.	517,343	48,604,375
Penn National Gaming, Inc.(a)	126,789	10,392,894
Planet Fitness, Inc., Class A(a)	1,383,845	109,005,471
Total		254,713,239
Internet & Direct Marketing Retail 1.4%
Fiverr International Ltd.(a)	139,657	28,672,979
PubMatic, Inc., Class A(a),(b)	619,065	18,305,752
Total		46,978,731
Multiline Retail 1.4%
Ollie’s Bargain Outlet Holdings, Inc.(a)	538,074	46,511,116
Specialty Retail 2.7%
Floor & Decor Holdings, Inc.(a)	425,334	41,814,586
Leslie’s, Inc.(a)	867,267	25,289,506
Lithia Motors, Inc., Class A	56,159	19,767,406
Total		86,871,498
Total Consumer Discretionary		449,092,859
Consumer Staples 1.0%
Food & Staples Retailing 1.0%
BJ’s Wholesale Club Holdings, Inc.(a)	714,348	31,995,647
Total Consumer Staples		31,995,647
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.6%
Energy Equipment & Services 0.1%
Frank’s International NV(a)	1,312,200	4,408,992
Oil, Gas & Consumable Fuels 0.5%
Delek U.S. Holdings, Inc.	690,630	15,394,143
Total Energy		19,803,135
Financials 5.0%
Capital Markets 3.2%
CM Life Sciences II, Inc.(a)	370,557	4,928,408
CM Life Sciences, Inc., Class A(a)	537,596	6,805,965
Falcon Capital Acquisition Corp., Class A(a),(b)	2,417,172	24,147,548
Hillman Group (The) PIPE(a),(c),(d),(e),(f),(g)	2,460,000	25,436,400
Open Lending Corp., Class A(a)	1,096,149	42,289,429
Total		103,607,750
Consumer Finance 1.8%
LendingTree, Inc.(a)	284,963	58,488,656
Total Financials		162,096,406
Health Care 33.6%
Biotechnology 4.7%
Arrowhead Pharmaceuticals, Inc.(a)	214,164	15,548,306
CRISPR Therapeutics AG(a)	76,410	9,030,134
Insmed, Inc.(a)	374,576	9,214,570
Iovance Biotherapeutics, Inc.(a)	326,539	6,063,829
IVERIC bio, Inc.(a)	907,524	6,416,195
Kura Oncology, Inc.(a)	200,750	4,466,687
Natera, Inc.(a)	616,711	58,057,174
Nurix Therapeutics, Inc.(a)	186,592	5,205,917
Olema Pharmaceuticals, Inc.(a)	281,055	7,858,298
Revolution Medicines, Inc.(a)	325,511	9,736,034
Sana Biotechnology, Inc.(a)	177,275	3,717,457
Silverback Therapeutics, Inc.(a)	237,272	6,532,098
SpringWorks Therapeutics, Inc.(a)	160,060	13,051,292
Total		154,897,991
Columbia Small Cap Growth Fund | Quarterly Report 2021	1

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund (formerly Columbia Small Cap Growth Fund I), May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 7.7%
Axonics, Inc.(a)	344,078	19,849,860
BioLife Solutions, Inc.(a)	777,101	25,885,234
Glaukos Corp.(a)	531,536	39,110,419
Heska Corp.(a)	347,971	68,950,454
Neogen Corp.(a)	399,808	36,906,276
Quidel Corp.(a)	256,187	30,258,247
Quotient Ltd.(a)	1,705,749	7,095,916
Silk Road Medical, Inc.(a)	476,712	23,158,669
Total		251,215,075
Health Care Providers & Services 9.2%
Accolade, Inc.(a)	351,707	17,757,686
Addus HomeCare Corp.(a)	318,833	30,662,170
Amedisys, Inc.(a)	275,104	71,078,620
Chemed Corp.	164,702	80,924,681
HealthEquity, Inc.(a)	914,576	76,019,557
Hims & Hers Health, Inc.(a)	1,692,266	24,385,553
Total		300,828,267
Health Care Technology 1.7%
Caris Life Sciences, Inc.(a),(c),(e),(f)	2,777,778	22,500,002
Schrodinger, Inc.(a)	478,562	33,585,481
Total		56,085,483
Life Sciences Tools & Services 10.3%
10X Genomics, Inc., Class A(a)	410,828	73,949,040
Adaptive Biotechnologies Corp.(a)	551,636	20,857,357
Bio-Techne Corp.	241,170	99,803,381
Codexis, Inc.(a)	767,239	15,728,399
Maravai LifeSciences Holdings, Inc., Class A(a)	407,745	15,306,747
NeoGenomics, Inc.(a)	758,674	31,128,394
Olink Holding AB ADR(a)	589,893	20,840,920
Pacific Biosciences of California, Inc.(a)	314,314	8,502,194
Quanterix Corp.(a)	748,491	38,539,802
Repligen Corp.(a)	72,803	13,294,556
Total		337,950,790
Total Health Care		1,100,977,606
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 15.0%
Aerospace & Defense 1.6%
Axon Enterprise, Inc.(a)	161,827	22,751,258
Spirit AeroSystems Holdings, Inc., Class A	575,132	28,302,246
Total		51,053,504
Building Products 0.6%
Advanced Drainage Systems, Inc.	179,854	20,399,041
Commercial Services & Supplies 1.2%
Casella Waste Systems, Inc., Class A(a)	273,862	18,466,514
Healthcare Services Group, Inc.	718,223	21,539,508
Total		40,006,022
Electrical Equipment 4.0%
Array Technologies, Inc.(a)	1,049,769	17,111,235
Plug Power, Inc.(a)	855,800	26,273,060
Shoals Technologies Group, Inc., Class A(a)	495,994	13,689,434
Sunrun, Inc.(a)	354,053	15,833,250
Vertiv Holdings Co.	2,347,714	58,270,262
Total		131,177,241
Machinery 3.0%
Helios Technologies, Inc.	361,871	25,710,934
Kornit Digital Ltd.(a)	694,364	72,352,729
Total		98,063,663
Road & Rail 0.8%
Saia, Inc.(a)	107,599	24,764,986
Trading Companies & Distributors 3.8%
McGrath Rentcorp	341,827	29,304,829
SiteOne Landscape Supply, Inc.(a)	563,056	96,868,154
Total		126,172,983
Total Industrials		491,637,440
Information Technology 19.3%
Electronic Equipment, Instruments & Components 1.9%
908 Devices, Inc.(a)	299,449	12,615,786
Advanced Energy Industries, Inc.	500,063	51,011,427
Total		63,627,213

2	Columbia Small Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund (formerly Columbia Small Cap Growth Fund I), May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.1%
Euronet Worldwide, Inc.(a)	267,775	40,069,851
Flywire Corp.(a)	485,597	16,675,401
Shift4 Payments, Inc., Class A(a)	813,714	75,911,379
Total		132,656,631
Semiconductors & Semiconductor Equipment 2.7%
Ichor Holdings Ltd.(a)	657,449	36,988,081
MKS Instruments, Inc.	275,963	51,944,515
Total		88,932,596
Software 10.6%
Alteryx, Inc., Class A(a)	146,020	11,355,975
Avalara, Inc.(a)	552,511	73,025,379
Bill.com Holdings, Inc.(a)	531,978	79,222,164
Blackline, Inc.(a)	386,490	40,183,365
Everbridge, Inc.(a)	436,377	51,274,298
Five9, Inc.(a)	189,984	33,646,166
Paylocity Holding Corp.(a)	83,956	14,258,247
SailPoint Technologies Holdings, Inc.(a)	424,798	19,765,851
Tenable Holdings, Inc.(a)	592,432	24,763,658
Total		347,495,103
Total Information Technology		632,711,543
Materials 3.4%
Chemicals 2.6%
Balchem Corp.	253,896	33,260,376
Livent Corp.(a)	2,570,320	50,146,943
Total		83,407,319
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.8%
Worthington Industries, Inc.	405,523	26,914,562
Total Materials		110,321,881
Real Estate 0.9%
Equity Real Estate Investment Trusts (REITS) 0.9%
STORE Capital Corp.	881,204	30,313,417
Total Real Estate		30,313,417
Total Common Stocks (Cost $2,478,818,296)		3,116,356,628

Money Market Funds 5.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(b),(h)	178,423,978	178,406,135
Total Money Market Funds (Cost $178,402,050)		178,406,135
Total Investments in Securities (Cost: $2,657,220,346)		3,294,762,763
Other Assets & Liabilities, Net		(22,451,402)
Net Assets		3,272,311,361

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	70,567,762	934,523,246	(826,683,851)	(1,022)	178,406,135	(5,633)	73,447	178,423,978
EverQuote, Inc., Class A‡
	—	19,704,112	—	(7,321,161)	40,413,703	—	—	1,281,754
Columbia Small Cap Growth Fund | Quarterly Report 2021	3

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund (formerly Columbia Small Cap Growth Fund I), May 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Falcon Capital Acquisition Corp., Class A‡
	—	29,765,252	—	(5,617,704)	24,147,548	—	—	2,417,172
Oaktree Acquisition Corp., Class A‡,†
	—	17,518,196	(17,518,196)	—	—	—	—	—
PubMatic, Inc., Class A‡
	—	19,509,403	(780,522)	(423,129)	18,305,752	1,188,970	—	619,065
Total	70,567,762			(13,363,016)	261,273,138	1,183,337	73,447

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2021, the total value of these securities amounted to $47,936,402, which represents 1.46% of total net assets.
(d)	At May 31, 2021, the Fund had unfunded commitments to purchase shares for the securities shown below:

Security	Shares	Cost ($)
Hillman Group (The) PIPE	2,460,000	24,628,140

(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At May 31, 2021, the total market value of these securities amounted to $47,936,402, which represents 1.46% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Hillman Group (The) PIPE	01/25/2021	2,460,000	24,628,140	25,436,400
Caris Life Sciences, Inc.	05/11/2021	2,777,778	22,520,810	22,500,002
			47,148,950	47,936,402

(f)	Valuation based on significant unobservable inputs.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at May 31, 2021.
Abbreviation Legend
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Small Cap Growth Fund | Quarterly Report 2021

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